Employee Benefit Plan, Subsequent Event (Details)	Jan. 01, 2026 USD ($)
EBP 001 [Member] | Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Participant Contribution, Roth, Maximum Annual FICA Earnings	$ 150,000